JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 7, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated March 1, 2019, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated June 3, 2019.
Please contact the undersigned at (212) 270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zach Vonnegut-Gabovitch

Zach Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan Funds
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase